Intangibles Assets and Goodwill - Schedule of Intangibles Assets and Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	$ 400,208	$ 400,208
Ending Balance		400,208
Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance		258,617
Ending Balance
Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance		50,464
Ending Balance
Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance		91,127
Ending Balance
Cost [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	36,332,057	36,289,349
Acquisition of Neuronomics		337,211
Additions		203,562
Deconsolidation of Neuronomics		(498,065)
Ending Balance		36,332,057
Cost [Member] | Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	307,640	307,640
Acquisition of Neuronomics
Additions
Deconsolidation of Neuronomics
Ending Balance		307,640
Cost [Member] | Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	3,722,456	3,722,456
Acquisition of Neuronomics
Additions
Deconsolidation of Neuronomics
Ending Balance		3,722,456
Cost [Member] | Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	32,301,961	32,259,253
Acquisition of Neuronomics		337,211
Additions		203,562
Deconsolidation of Neuronomics		(498,065)
Ending Balance		32,301,961
Accumulated Amortization [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	(35,931,849)	(34,640,079)
Amortization	(24,280)	(1,331,581)
Impairment loss	(375,928)
Deconsolidation of Neuronomics		39,811
Ending Balance	(36,332,057)	(35,931,849)
Accumulated Amortization [Member] | Client Relationships [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	(49,023)	(21,323)
Amortization		(27,700)
Impairment loss	(258,617)
Deconsolidation of Neuronomics
Ending Balance	(307,640)	(49,023)
Accumulated Amortization [Member] | Technology [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	(3,671,992)	(3,641,701)
Amortization	(24,280)	(30,291)
Impairment loss	(26,184)
Deconsolidation of Neuronomics
Ending Balance	(3,722,456)	(3,671,992)
Accumulated Amortization [Member] | Brand Name [Member]
Schedule of Intangibles Assets and Goodwill [Line Items]
Beginning Balance	(32,210,834)	(30,977,055)
Amortization		(1,273,590)
Impairment loss	(91,127)
Deconsolidation of Neuronomics		39,811
Ending Balance	$ (32,301,961)	$ (32,210,834)